Intangible assets - Summary of amortisation charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 4,156	$ 3,143	$ 1,992
Cost of sales.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	32	66	66
Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	30	33	29
Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	4,094	3,043	1,895
Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets		1	2
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,899	2,908	1,872
Product, marketing and distribution rights | Cost of sales.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	32	66	66
Product, marketing and distribution rights | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	3,867	2,842	1,806
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	181	172	59
Other intangibles | Research and development expense.
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	30	33	29
Other intangibles | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	151	138	28
Other intangibles | Other operating income and expense
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets		1	2
Software development costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	76	63	61
Software development costs | Selling, general and administrative costs
Disclosure of reconciliation of changes in intangible assets
Amortisation, intangible assets	$ 76	$ 63	$ 61